Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001072962
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 16, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Waddell & Reed Advisors Funds

Supplement dated November 16, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

and as supplemented October 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

*****

The following replaces the first and second sentences of the second paragraph in the "Principal Investment Strategies" section for Waddell & Reed Advisors Global Bond Fund on page 8 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

Although the Fund invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, (primarily of foreign issuers), that include bonds rated BB+ or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, to be of comparable quality. The Fund will only invest in non-investment grade bonds if WRIMCO deems the risks to be consistent with the Fund's objectives.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated November 16, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

and as supplemented October 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

*****

The following replaces the first and second sentences of the second paragraph in the "Principal Investment Strategies" section for Waddell & Reed Advisors Global Bond Fund on page 8 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

Although the Fund invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, (primarily of foreign issuers), that include bonds rated BB+ or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, to be of comparable quality. The Fund will only invest in non-investment grade bonds if WRIMCO deems the risks to be consistent with the Fund's objectives.

Waddell & Reed Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated November 16, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

and as supplemented October 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Waddell & Reed Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated November 16, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

and as supplemented October 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

*****

The following replaces the first and second sentences of the second paragraph in the "Principal Investment Strategies" section for Waddell & Reed Advisors Global Bond Fund on page 8 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

Although the Fund invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, (primarily of foreign issuers), that include bonds rated BB+ or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, to be of comparable quality. The Fund will only invest in non-investment grade bonds if WRIMCO deems the risks to be consistent with the Fund's objectives.

Waddell & Reed Government Security Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated November 16, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

and as supplemented October 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Waddell & Reed High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated November 16, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

and as supplemented October 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Waddell & Reed Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated November 16, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

and as supplemented October 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Waddell & Reed Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated November 16, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

and as supplemented October 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Waddell & Reed Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated November 16, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

and as supplemented October 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011